Schedule I-Condensed Financial Information - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Information
General and administrative expenses	$ (388,943)	¥ (2,674,179)	¥ (2,447,724)	¥ (1,941,146)
Other operating income	110,110	757,062	531,055	358,029
Income from operations	352,137	2,421,113	2,690,446	2,707,709
Interest expenses	(23,234)	(159,744)	(82,435)	(85,195)
Share of results of equity method investees	(6,836)	(46,999)	(22,280)	(71,489)
Net income attributable to Vipshop Holdings Limited's shareholders	309,620	2,128,787	1,949,655	2,036,817
Other comprehensive income, net of tax of nil:
Foreign currency translation	(1,030)	(7,083)	342,348	(288,956)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	308,590	2,121,704	2,269,021	1,764,190
Parent company
Condensed Financial Information
General and administrative expenses	(101,061)	(694,847)	(696,832)	(490,939)
Other operating income	5,249	36,087	77,513
Income from operations	(95,812)	(658,760)	(619,319)	(490,939)
Interest expenses	(8,333)	(57,293)	(54,665)	(84,148)
Share of results of equity method investees	239	1,642	(21,319)	(65,492)
Equity income of subsidiaries and VIEs	413,526	2,843,198	2,644,958	2,677,396
Net income attributable to Vipshop Holdings Limited's shareholders	309,620	2,128,787	1,949,655	2,036,817
Other comprehensive income, net of tax of nil:
Foreign currency translation	(1,030)	(7,083)	342,348	(292,152)
Share of comprehensive income/(loss) of subsidiaries			(22,982)	19,525
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 308,590	¥ 2,121,704	¥ 2,269,021	¥ 1,764,190